Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Book value of assets pledged as security	$ 1,493,000,000	$ 1,631,000,000
Accrued claim	$ 0	$ 0	$ 0